Trade receivables - Schedule of Trade Receivables (Details) - Trade receivables - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	SFr 333.8	SFr 246.2
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	343.0	257.0
Expected credit loss
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	SFr (9.2)	SFr (10.7)